GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance as of January 1	$ 152,303	$ 125,809
Balance as of December 31	189,265	152,303
Content IQ LLC [Member]
Goodwill [Line Items]
Acquisition		23,361
Pub Ocean [Member]
Goodwill [Line Items]
Acquisition		$ 3,133
Vidazoo [Member]
Goodwill [Line Items]
Acquisition	36,962
Balance as of December 31	$ 36,962